3. MATERIAL ACCOUNTING POLICY INFORMATION: l) Impairment of long-lived assets (Policies)	12 Months Ended
Dec. 31, 2025
Policies
l) Impairment of long-lived assets

l)Impairment of long-lived assets

At the end of each reporting period, the Company reviews the carrying amounts of its tangible and intangible assets to determine whether there is an indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). Where it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the cash-generating units (“CGU”) (the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflow from other assets or groups of assets). The recoverable amount of the asset (or CGU) is the greater of the asset’s (or CGU’s) fair value less costs to sell and its value in use to which the assets belong.

In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

If the recoverable amount of an asset (or CGU) is estimated to be less than its carrying amount, the carrying amount of the asset (or CGU) is reduced to its recoverable amount. An impairment loss is recognized in profit or loss for the period, unless the relevant asset is carried at a revalued amount, in which case the impairment loss is treated as a revaluation decrease.

The Company uses its best efforts to fully understand all of the aforementioned to make an informed decision based upon historical and current facts surrounding the projects. Discounted cash flow techniques often require management to make estimates and assumptions on reserves and expected future production revenues and expenses.

Where an impairment loss subsequently reverses, the carrying amount of the asset (or CGU) is increased to the revised estimate of its recoverable amount, but to an amount that does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or CGU) in prior years. A reversal of an impairment loss is recognized immediately in profit or loss.